Derivative financial instruments and hedging activities - Summary of Derivative-related Credit Risk (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure of credit risk exposure [line items]
Replacement cost	$ 32,751	$ 30,731
Credit equivalent amount	119,996	112,208
Risk-weighted equivalent	18,437	20,081
Exchange-traded contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	10,084	7,186
Credit equivalent amount	19,023	16,191
Risk-weighted equivalent	380	324
Interest rate contracts forward rate agreements [member] | Over-the-counter contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	8	58
Credit equivalent amount	231	94
Risk-weighted equivalent	43	6
Interest rate contracts swaps [member] | Over-the-counter contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	6,926	9,613
Credit equivalent amount	17,760	24,448
Risk-weighted equivalent	2,747	3,721
Interest rate contracts options purchased [member] | Over-the-counter contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	317	610
Credit equivalent amount	859	1,547
Risk-weighted equivalent	135	353
Interest rate contracts Options written [member] | Over-the-counter contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	49	123
Credit equivalent amount	398	564
Risk-weighted equivalent	104	152
Foreign exchange contracts forward contracts [member] | Over-the-counter contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	8,077	5,655
Credit equivalent amount	33,908	27,862
Risk-weighted equivalent	6,693	5,611
Foreign exchange contracts swaps [member] | Over-the-counter contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	3,915	4,261
Credit equivalent amount	21,709	21,483
Risk-weighted equivalent	2,703	4,274
Foreign exchange contracts options purchased [member] | Over-the-counter contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	877	841
Credit equivalent amount	2,315	1,742
Risk-weighted equivalent	587	383
Foreign exchange contracts, Options written [member] | Over-the-counter contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	117	95
Credit equivalent amount	476	441
Risk-weighted equivalent	98	109
Credit derivatives [member] | Over-the-counter contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	608	356
Credit equivalent amount	2,336	1,834
Risk-weighted equivalent	191	219
Other contracts [member] | Over-the-counter contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	1,773	1,933
Credit equivalent amount	20,981	16,002
Risk-weighted equivalent	$ 4,756	$ 4,929